Schedule of Investments(a)
May 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–72.50%
Advertising–0.23%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$2,219,000	$2,239,553
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,791,000	3,803,551
		6,043,104
Aerospace & Defense–1.38%
Boeing Co. (The),
1.95%, 02/01/2024	12,672,000	12,362,072
2.75%, 02/01/2026(b)	10,499,000	9,897,755
2.20%, 02/04/2026	6,965,000	6,385,542
L3Harris Technologies, Inc., 3.85%, 06/15/2023	3,686,000	3,716,797
Textron, Inc., 4.30%, 03/01/2024	4,114,000	4,164,229
		36,526,395
Agricultural & Farm Machinery–0.36%
Cargill, Inc., 3.63%, 04/22/2027(b)(c)	2,727,000	2,734,269
CNH Industrial Capital LLC, 3.95%, 05/23/2025	6,818,000	6,844,009
		9,578,278
Airlines–1.60%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	3,254,000	2,874,580
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(c)	872,556	779,979
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,815,192
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(c)	26,177,000	26,130,028
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	2,139,979	1,968,674
Series 2020-1, Class A, 5.88%, 10/15/2027	7,055,885	7,188,578
United Airlines, Inc., 4.38%, 04/15/2026(b)(c)	1,404,000	1,357,054
		42,114,085
Apparel Retail–0.42%
Ross Stores, Inc.,
3.38%, 09/15/2024	2,568,000	2,561,545
4.60%, 04/15/2025	8,456,000	8,657,998
		11,219,543
Apparel, Accessories & Luxury Goods–0.12%
Hanesbrands, Inc., 4.63%, 05/15/2024(c)	3,232,000	3,219,961
Application Software–0.17%
Workday, Inc., 3.50%, 04/01/2027	4,684,000	4,601,018
Principal Amount		Value
Asset Management & Custody Banks–1.13%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	$1,497,000	$1,484,224
Apollo Management Holdings L.P., 4.95%, 01/14/2050(c)(d)	2,475,000	2,271,312
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	9,221,000	8,393,834
FS KKR Capital Corp., 1.65%, 10/12/2024(b)	4,338,000	4,029,247
Hercules Capital, Inc.,
2.63%, 09/16/2026	2,144,000	1,923,593
3.38%, 01/20/2027(b)	4,522,000	4,107,869
Northern Trust Corp., 4.00%, 05/10/2027(b)	7,400,000	7,604,611
		29,814,690
Automobile Manufacturers–4.75%
BMW US Capital LLC (Germany), 3.25%, 04/01/2025(b)(c)	4,286,000	4,266,154
Daimler Finance North America LLC (Germany), 2.70%, 06/14/2024(c)	5,270,000	5,213,425
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	1,843,000	1,807,801
Ford Motor Credit Co. LLC,
3.09%, 01/09/2023	3,285,000	3,278,496
2.30%, 02/10/2025	29,538,000	27,571,877
2.70%, 08/10/2026	10,647,000	9,631,372
General Motors Financial Co., Inc., 1.92% (SOFR + 1.30%), 04/07/2025(e)	15,000,000	14,756,416
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	4,786,000	4,667,051
Hyundai Capital America,
5.75%, 04/06/2023(c)	7,402,000	7,540,436
5.88%, 04/07/2025(c)	6,208,000	6,493,364
Hyundai Capital Services, Inc. (South Korea), 2.13%, 04/24/2025(c)	8,000,000	7,636,948
Kia Corp. (South Korea), 2.75%, 02/14/2027(c)	3,555,000	3,364,806
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024(c)	7,542,000	7,029,494
Nissan Motor Co. Ltd. (Japan), 3.04%, 09/15/2023(b)(c)	7,361,000	7,317,054
Volkswagen Group of America Finance LLC (Germany),
1.74% (SOFR + 0.95%), 06/07/2024(c)(e)	13,333,000	13,333,000
4.35%, 06/08/2027(c)	1,540,000	1,538,907
		125,446,601
Automotive Retail–0.40%
AutoZone, Inc., 3.63%, 04/15/2025(b)	4,557,000	4,564,484
Lithia Motors, Inc., 4.63%, 12/15/2027(c)	6,000,000	5,919,270
		10,483,754

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Biotechnology–0.61%
AbbVie, Inc.,
3.85%, 06/15/2024	$7,600,000	$7,695,757
2.60%, 11/21/2024	6,910,000	6,813,420
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	1,516,000	1,511,475
		16,020,652
Broadcasting–0.06%
Fox Corp.,
4.03%, 01/25/2024	1,180,000	1,197,751
3.05%, 04/07/2025(b)	360,000	355,079
		1,552,830
Cable & Satellite–0.40%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	3,696,000	3,754,697
Comcast Corp., 3.30%, 04/01/2027	5,320,000	5,265,261
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	1,595,000	1,496,405
		10,516,363
Computer & Electronics Retail–0.57%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	8,518,000	8,607,725
5.85%, 07/15/2025	2,000,000	2,103,875
Leidos, Inc.,
2.95%, 05/15/2023	3,077,000	3,070,182
3.63%, 05/15/2025	1,227,000	1,220,778
		15,002,560
Construction Machinery & Heavy Trucks–0.14%
Wabtec Corp., 4.40%, 03/15/2024	3,698,000	3,745,254
Consumer Finance–1.46%
American Express Co., 3.38%, 05/03/2024	7,000,000	7,029,544
Capital One Financial Corp.,
3.20%, 01/30/2023	3,882,000	3,903,884
4.17%, 05/09/2025(d)	10,571,000	10,650,310
4.93%, 05/10/2028(d)	11,087,000	11,270,987
Discover Bank, 2.45%, 09/12/2024	2,450,000	2,394,589
Synchrony Financial, 4.25%, 08/15/2024	3,179,000	3,186,128
		38,435,442
Copper–0.78%
Freeport-McMoRan, Inc.,
4.55%, 11/14/2024	6,000,000	6,117,916
4.38%, 08/01/2028	15,000,000	14,520,900
		20,638,816
Data Processing & Outsourced Services–0.53%
Block, Inc., 2.75%, 06/01/2026(b)(c)	6,014,000	5,555,132
Fiserv, Inc., 3.80%, 10/01/2023	3,699,000	3,740,188
Principal Amount		Value
Data Processing & Outsourced Services–(continued)
Global Payments, Inc., 4.00%, 06/01/2023	$4,619,000	$4,657,248
		13,952,568
Distillers & Vintners–0.72%
Constellation Brands, Inc.,
3.60%, 05/09/2024	7,499,000	7,563,783
4.35%, 05/09/2027(b)	7,000,000	7,075,725
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	4,343,000	4,356,494
		18,996,002
Diversified Banks–10.78%
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(c)	6,415,000	6,151,183
Bank of America Corp.,
3.00%, 12/20/2023(d)	2,569,000	2,568,780
3.86%, 07/23/2024(d)	4,528,000	4,560,863
1.84% (SOFR + 1.10%), 04/25/2025(b)(e)	15,000,000	15,043,605
3.84%, 04/25/2025(b)(d)	15,000,000	15,071,954
2.55%, 02/04/2028(b)(d)	5,970,000	5,577,235
Bank of Montreal (Canada),
Series E, 3.30%, 02/05/2024	3,105,000	3,122,779
3.70%, 06/07/2025	6,429,000	6,427,521
Bank of Nova Scotia (The) (Canada), 1.34% (SOFR + 0.55%), 03/02/2026(e)	20,000,000	19,592,126
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(c)	2,970,000	2,751,898
Citigroup, Inc.,
4.14%, 05/24/2025(d)	15,000,000	15,133,406
2.22% (3 mo. USD LIBOR + 1.25%), 07/01/2026(e)	15,308,000	15,321,233
Series V, 4.70%(d)(f)	3,790,000	3,385,872
Citizens Bank N.A., 4.12%, 05/23/2025(d)	15,000,000	15,082,085
Danske Bank A/S (Denmark),
1.86% (3 mo. USD LIBOR + 1.06%), 09/12/2023(c)(e)	5,898,000	5,918,586
3.24%, 12/20/2025(c)(d)	1,779,000	1,728,890
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(c)	5,083,000	5,063,481
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(d)	2,956,000	2,967,552
1.37% (SOFR + 0.58%), 11/22/2024(e)	2,496,000	2,463,509
4.18%, 12/09/2025(d)	15,000,000	15,000,000
3.00%, 03/10/2026(d)	10,000,000	9,693,624
HSBC USA, Inc., 3.75%, 05/24/2024	15,000,000	15,090,664
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	905,656
ING Groep N.V. (Netherlands),
1.57% (SOFR + 1.01%), 04/01/2027(b)(e)	5,243,000	5,139,160
6.50%, 12/31/2049(d)(f)	7,693,000	7,689,277
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
2.04% (SOFR + 1.32%), 04/26/2026(b)(e)	$9,600,000	$9,609,855
4.08%, 04/26/2026(d)	10,938,000	11,018,453
Series HH, 4.60%(d)(f)	5,455,000	4,903,252
Series V, 4.29% (3 mo. USD LIBOR + 3.32%)(b)(e)	1,390,000	1,346,990
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	6,500,000	6,577,201
National Australia Bank Ltd. (Australia), 3.50%, 06/09/2025	10,000,000	10,000,000
Nordea Bank Abp (Finland),
3.60%, 06/06/2025(c)	10,000,000	9,999,200
6.63%(c)(d)(f)	3,478,000	3,505,301
Royal Bank of Canada (Canada),
1.14% (SOFR + 0.44%), 01/21/2025(b)(e)	10,000,000	9,895,112
1.22% (SOFR + 0.53%), 01/20/2026(e)	8,000,000	7,881,508
Sumitomo Mitsui Trust Bank Ltd. (Japan), 2.55%, 03/10/2025(c)	3,840,000	3,735,316
Swedbank AB (Sweden),
1.49% (SOFR + 0.91%), 04/04/2025(c)(e)	785,000	785,549
3.36%, 04/04/2025(c)	3,841,000	3,827,431
		284,536,107
Diversified Capital Markets–1.52%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	1,871,000	1,913,017
3.70%, 02/21/2025	12,834,000	12,783,317
2.95%, 04/09/2025(b)	2,512,000	2,450,426
Credit Suisse Group AG (Switzerland),
2.59%, 09/11/2025(c)(d)	3,699,000	3,540,938
7.13%(c)(d)(f)	4,482,000	4,446,991
Deutsche Bank AG (Germany), 3.96%, 11/26/2025(d)	5,000,000	4,924,582
UBS Group AG (Switzerland), 4.49%, 05/12/2026(c)(d)	9,900,000	10,006,044
		40,065,315
Diversified REITs–0.84%
VICI Properties L.P., 4.38%, 05/15/2025	7,000,000	6,977,495
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(c)	15,000,000	15,182,625
		22,160,120
Diversified Support Services–0.13%
Cintas Corp. No. 2, 3.45%, 05/01/2025	3,462,000	3,500,918
Education Services–0.39%
Grand Canyon University, 3.25%, 10/01/2023	10,234,000	10,285,170
Electric Utilities–4.09%
Alliant Energy Finance LLC, 3.75%, 06/15/2023(c)	3,696,000	3,700,187
American Electric Power Co., Inc., 2.03%, 03/15/2024	4,038,000	3,940,465
Constellation Energy Generation LLC, 3.25%, 06/01/2025	4,676,000	4,593,241
Principal Amount		Value
Electric Utilities–(continued)
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	$3,835,000	$3,825,645
Eversource Energy, 2.90%, 03/01/2027	15,000,000	14,430,371
Fells Point Funding Trust, 3.05%, 01/31/2027(b)(c)	16,000,000	15,137,317
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	4,412,000	4,135,721
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(c)	375,000	370,626
NRG Energy, Inc., 3.75%, 06/15/2024(c)	3,926,000	3,895,324
Pacific Gas and Electric Co., 3.25%, 02/16/2024	35,000,000	34,527,463
Southern Co. (The),
4.48%, 08/01/2024(g)	10,000,000	10,163,971
Series 21-A, 3.75%, 09/15/2051(d)	3,069,000	2,745,420
Virginia Electric & Power Co., Series B, 3.75%, 05/15/2027	3,659,000	3,688,947
Vistra Operations Co. LLC, 3.55%, 07/15/2024(c)	2,772,000	2,721,372
		107,876,070
Electronic Equipment & Instruments–0.07%
Vontier Corp., 1.80%, 04/01/2026	1,954,000	1,746,172
Financial Exchanges & Data–0.71%
Intercontinental Exchange, Inc.,
3.65%, 05/23/2025	8,182,000	8,292,015
4.00%, 09/15/2027	4,382,000	4,414,718
Moody’s Corp., 2.63%, 01/15/2023(b)	6,101,000	6,104,644
		18,811,377
Food Retail–0.11%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(c)	2,922,000	2,915,104
Health Care Equipment–0.08%
Becton, Dickinson and Co., 3.36%, 06/06/2024	2,094,000	2,101,369
Health Care Facilities–0.15%
HCA, Inc., 5.38%, 02/01/2025	3,756,000	3,887,460
Health Care REITs–0.32%
Ventas Realty L.P., 2.65%, 01/15/2025	3,928,000	3,820,201
Welltower, Inc., 3.63%, 03/15/2024	4,623,000	4,639,869
		8,460,070
Health Care Services–0.30%
Cigna Corp., 3.75%, 07/15/2023	2,581,000	2,607,695
CVS Health Corp., 2.63%, 08/15/2024	3,619,000	3,582,634
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	1,866,000	1,687,509
		7,877,838
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Homebuilding–0.63%
D.R. Horton, Inc., 4.75%, 02/15/2023	$4,820,000	$4,865,800
Lennar Corp., 4.88%, 12/15/2023	5,000,000	5,091,809
Meritage Homes Corp., 6.00%, 06/01/2025	6,000,000	6,153,250
Toll Brothers Finance Corp., 4.88%, 11/15/2025	502,000	507,365
		16,618,224
Hotels, Resorts & Cruise Lines–0.71%
Expedia Group, Inc., 4.63%, 08/01/2027	13,553,000	13,551,500
Hyatt Hotels Corp., 1.64% (SOFR + 1.05%), 10/01/2023(e)	5,200,000	5,202,837
		18,754,337
Housewares & Specialties–0.03%
Newell Brands, Inc., 4.10%, 04/01/2023(b)	743,000	743,126
Independent Power Producers & Energy Traders–0.24%
AES Corp. (The), 1.38%, 01/15/2026	6,926,000	6,263,810
Industrial Machinery–0.13%
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(c)	3,757,000	3,390,519
Insurance Brokers–0.22%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	2,665,000	2,697,120
Willis North America, Inc., 4.65%, 06/15/2027	3,014,000	3,039,912
		5,737,032
Integrated Oil & Gas–0.82%
BP Capital Markets PLC (United Kingdom), 4.38%(d)(f)	3,000,000	2,929,855
Exxon Mobil Corp., 2.99%, 03/19/2025	5,582,000	5,578,818
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	6,070,000	5,751,634
Occidental Petroleum Corp., 6.95%, 07/01/2024	7,000,000	7,435,505
		21,695,812
Integrated Telecommunication Services–0.15%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	3,771,000	3,836,545
Interactive Home Entertainment–0.87%
Take-Two Interactive Software, Inc.,
3.30%, 03/28/2024	10,000,000	9,991,409
3.55%, 04/14/2025	10,000,000	9,947,781
3.70%, 04/14/2027	3,194,000	3,158,726
		23,097,916
Interactive Media & Services–0.53%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(c)	4,039,000	4,040,922
3.28%, 04/11/2024(c)	10,000,000	9,998,704
		14,039,626
Principal Amount		Value
Internet & Direct Marketing Retail–0.40%
Meituan (China), 2.13%, 10/28/2025(b)(c)	$5,622,000	$5,068,197
Prosus N.V. (China), 3.26%, 01/19/2027(c)	6,310,000	5,629,026
		10,697,223
Internet Services & Infrastructure–0.09%
VeriSign, Inc.,
5.25%, 04/01/2025	1,858,000	1,928,095
4.75%, 07/15/2027	583,000	582,623
		2,510,718
Investment Banking & Brokerage–1.77%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(c)	4,519,000	4,526,368
Goldman Sachs Group, Inc. (The),
2.91%, 06/05/2023(d)	4,620,000	4,620,412
3.00%, 03/15/2024	7,042,000	7,038,663
1.23% (SOFR + 0.79%), 12/09/2026(e)	11,447,000	11,156,523
1.25% (SOFR + 0.81%), 03/09/2027(e)	15,315,000	14,894,879
1.27% (SOFR + 0.82%), 09/10/2027(e)	1,000,000	965,600
2.64%, 02/24/2028(d)	3,887,000	3,626,615
		46,829,060
Life & Health Insurance–3.73%
Athene Global Funding,
1.72%, 01/07/2025(b)(c)	9,708,000	9,143,924
1.45%, 01/08/2026(b)(c)	2,716,000	2,460,694
2.95%, 11/12/2026(b)(c)	5,573,000	5,248,667
Brighthouse Financial Global Funding,
1.40% (SOFR + 0.76%), 04/12/2024(c)(e)	4,000,000	4,007,820
1.75%, 01/13/2025(c)	8,400,000	7,937,497
Corebridge Financial, Inc., 3.50%, 04/04/2025(c)	10,000,000	9,913,654
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(c)	6,041,000	5,904,534
F&G Global Funding, 0.90%, 09/20/2024(c)	3,785,000	3,537,834
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	6,500,000	6,599,550
GA Global Funding Trust,
1.25%, 12/08/2023(c)	10,746,000	10,381,389
0.80%, 09/13/2024(c)	7,200,000	6,706,515
3.85%, 04/11/2025(c)	15,000,000	14,908,271
Pacific Life Global Funding II, 1.02% (SOFR + 0.62%), 06/04/2026(c)(e)	3,704,000	3,625,744
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(c)	8,350,000	8,142,848
		98,518,941
Managed Health Care–0.28%
Humana, Inc., 2.90%, 12/15/2022	3,835,000	3,844,685
UnitedHealth Group, Inc., 3.70%, 05/15/2027	3,402,000	3,440,555
		7,285,240
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Metal & Glass Containers–0.03%
Ball Corp., 4.88%, 03/15/2026(b)	$846,000	$863,533
Movies & Entertainment–1.88%
Magallanes, Inc.,
3.43%, 03/15/2024(c)	5,385,000	5,354,682
3.53%, 03/15/2024(c)	6,642,000	6,610,587
3.64%, 03/15/2025(c)	4,155,000	4,105,431
3.79%, 03/15/2025(c)	10,000,000	9,869,003
Netflix, Inc.,
5.75%, 03/01/2024(b)	6,120,000	6,381,630
5.88%, 02/15/2025(b)	5,000,000	5,225,150
4.38%, 11/15/2026	10,000,000	9,989,200
Tencent Music Entertainment Group (China), 1.38%, 09/03/2025	2,372,000	2,185,464
		49,721,147
Multi-Utilities–0.93%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	6,667,000	5,883,394
CenterPoint Energy, Inc., 2.50%, 09/01/2024	9,432,000	9,242,410
Dominion Energy, Inc., 3.07%, 08/15/2024(b)(g)	4,622,000	4,603,127
DTE Energy Co., Series C, 2.53%, 10/01/2024	4,809,000	4,697,211
		24,426,142
Office REITs–0.42%
Office Properties Income Trust,
4.25%, 05/15/2024	9,616,000	9,621,797
2.65%, 06/15/2026	1,639,000	1,451,130
		11,072,927
Oil & Gas Equipment & Services–0.15%
Schlumberger Holdings Corp., 3.75%, 05/01/2024(c)	3,885,000	3,924,267
Oil & Gas Exploration & Production–1.49%
Apache Corp., 7.75%, 12/15/2029	2,027,000	2,275,287
Callon Petroleum Co., 9.00%, 04/01/2025(c)	5,000,000	5,309,225
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,836,000	3,842,624
Coterra Energy, Inc., 4.38%, 06/01/2024(c)	3,694,000	3,737,423
Devon Energy Corp.,
5.25%, 10/15/2027	9,117,000	9,260,819
5.88%, 06/15/2028	10,000,000	10,427,566
EQT Corp., 3.13%, 05/15/2026(c)	2,000,000	1,890,550
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.16%, 03/31/2034(c)	3,044,966	2,674,640
		39,418,134
Oil & Gas Refining & Marketing–0.03%
Phillips 66, 3.70%, 04/06/2023	776,000	780,322
Principal Amount		Value
Oil & Gas Storage & Transportation–4.18%
Enbridge, Inc. (Canada),
1.42% (SOFR + 0.63%), 02/16/2024(e)	$4,330,000	$4,312,330
2.15%, 02/16/2024	5,247,000	5,146,307
2.50%, 02/14/2025	5,524,000	5,372,718
Energy Transfer L.P.,
4.25%, 03/15/2023	2,921,000	2,938,306
5.88%, 01/15/2024	3,787,000	3,901,422
2.90%, 05/15/2025	4,079,000	3,977,899
5.50%, 06/01/2027	29,551,000	30,669,405
Enterprise Products Operating LLC, Series D, 4.88%, 08/16/2077(d)	5,002,000	4,200,848
EQM Midstream Partners L.P., 4.75%, 07/15/2023	1,245,000	1,267,535
Kinder Morgan, Inc.,
3.15%, 01/15/2023	3,142,000	3,154,676
1.75%, 11/15/2026(b)	10,999,000	10,059,280
MPLX L.P., 3.50%, 12/01/2022	5,543,000	5,564,354
ONEOK Partners L.P., 4.90%, 03/15/2025	4,160,000	4,252,219
ONEOK, Inc., 5.85%, 01/15/2026(b)	3,715,000	3,915,312
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	3,884,000	3,898,429
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	15,720,000	17,835,652
		110,466,692
Other Diversified Financial Services–3.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
1.15%, 10/29/2023	17,369,000	16,687,831
1.65%, 10/29/2024	8,800,000	8,255,053
2.45%, 10/29/2026	5,962,000	5,337,305
Blackstone Private Credit Fund,
2.35%, 11/22/2024(c)	6,334,000	5,943,976
2.70%, 01/15/2025(c)	6,323,000	5,937,161
2.63%, 12/15/2026(c)	6,734,000	5,855,639
Equitable Holdings, Inc., 3.90%, 04/20/2023	3,004,000	3,029,102
Finsbury Castle DAC (Ireland), 5.02%, 03/14/2023(h)	23,000,000	23,000,000
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(c)	2,500,000	2,498,487
Owl Rock Core Income Corp., 4.70%, 02/08/2027(c)	3,430,000	3,224,750
		79,769,304
Packaged Foods & Meats–0.15%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,792,000	3,846,085
Paper Packaging–1.30%
Berry Global, Inc.,
4.88%, 07/15/2026(c)	6,049,000	5,956,269
1.65%, 01/15/2027	8,141,000	7,287,616
Packaging Corp. of America, 3.65%, 09/15/2024	3,240,000	3,254,703
Sealed Air Corp., 5.50%, 09/15/2025(c)	938,000	963,157
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Paper Packaging–(continued)
Sonoco Products Co., 1.80%, 02/01/2025(b)	$17,600,000	$16,787,649
		34,249,394
Personal Products–1.07%
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/2025(c)	10,000,000	9,894,800
GSK Consumer Healthcare Capital US LLC,
3.02%, 03/24/2024(b)(c)	15,000,000	14,935,239
3.38%, 03/24/2027(c)	3,421,000	3,354,428
		28,184,467
Pharmaceuticals–0.67%
Bayer US Finance II LLC, 3.88%, 12/15/2023(c)	5,174,000	5,218,085
Mylan, Inc., 3.13%, 01/15/2023(c)	3,836,000	3,829,377
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	3,787,000	3,854,897
Viatris, Inc., 1.13%, 06/22/2022	4,715,000	4,713,967
		17,616,326
Real Estate Development–0.43%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(c)	202,000	80,800
6.05%, 10/13/2025(c)	1,650,000	622,559
5.50%, 05/17/2026(c)	413,000	155,930
Country Garden Holdings Co. Ltd. (China),
4.75%, 07/25/2022(c)	2,300,000	2,228,700
5.40%, 05/27/2025(c)	400,000	255,892
3.13%, 10/22/2025(c)	1,903,000	1,157,266
5.63%, 12/15/2026(c)	400,000	231,410
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	987,000	918,403
Logan Group Co. Ltd. (China),
7.50%, 08/25/2022(c)	470,000	131,600
4.25%, 07/12/2025(c)	1,059,000	248,865
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(c)	1,772,000	385,410
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	3,204,000	2,771,460
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	3,000,000	2,156,416
		11,344,711
Regional Banks–1.20%
Citizens Financial Group, Inc., 4.30%, 12/03/2025	12,541,000	12,636,625
Huntington Bancshares, Inc., 2.63%, 08/06/2024	3,236,000	3,189,216
KeyCorp, 3.88%, 05/23/2025(b)(d)	4,122,000	4,161,626
Santander Holdings USA, Inc., 3.50%, 06/07/2024	3,153,000	3,138,818
Synovus Financial Corp., 3.13%, 11/01/2022	2,040,000	2,042,459
Truist Bank,
3.20%, 04/01/2024	3,144,000	3,158,176
3.69%, 08/02/2024(d)	3,420,000	3,444,383
		31,771,303
Principal Amount		Value
Reinsurance–0.26%
Swiss Re America Holding Corp., 7.00%, 02/15/2026	$6,108,000	$6,855,944
Renewable Electricity–0.13%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(c)	3,542,000	3,351,617
Restaurants–0.11%
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	3,034,000	3,035,229
Retail REITs–0.24%
Kite Realty Group L.P., 4.00%, 10/01/2026	6,674,000	6,473,101
Semiconductor Equipment–0.15%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 4.40%, 06/01/2027	3,846,000	3,864,340
Semiconductors–1.03%
Broadcom, Inc., 3.46%, 09/15/2026	11,771,000	11,496,884
Marvell Technology, Inc., 4.20%, 06/22/2023	3,695,000	3,729,735
Microchip Technology, Inc.,
4.33%, 06/01/2023	3,694,000	3,738,160
4.25%, 09/01/2025	8,330,000	8,294,748
		27,259,527
Sovereign Debt–0.38%
Turkey Government International Bond (Turkey),
5.60%, 11/14/2024	5,347,000	5,020,940
4.75%, 01/26/2026	5,690,000	4,997,726
		10,018,666
Specialized Finance–0.23%
National Rural Utilities Cooperative Finance Corp., 3.45%, 06/15/2025(b)	6,000,000	6,005,695
Specialized REITs–0.82%
American Tower Corp., 3.00%, 06/15/2023	4,767,000	4,772,097
Equinix, Inc., 2.63%, 11/18/2024	11,850,000	11,614,651
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	3,698,000	3,637,748
Simon Property Group L.P., 3.50%, 09/01/2025	1,689,000	1,681,731
		21,706,227
Specialty Chemicals–0.68%
Avient Corp., 5.25%, 03/15/2023	3,767,000	3,805,039
Celanese US Holdings LLC, 3.50%, 05/08/2024	3,700,000	3,699,764
DuPont de Nemours, Inc., 4.21%, 11/15/2023	3,049,000	3,108,102
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026	7,859,000	7,220,849
		17,833,754
Steel–0.40%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,881,000	3,887,914
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Steel–(continued)
POSCO Holdings, Inc. (South Korea), 2.38%, 01/17/2023(c)	$5,021,000	$5,004,186
Steel Dynamics, Inc., 2.40%, 06/15/2025	1,738,000	1,669,194
		10,561,294
Technology Hardware, Storage & Peripherals–0.16%
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	4,254,000	4,272,201
Thrifts & Mortgage Finance–0.40%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	11,810,000	10,580,520
Tobacco–0.54%
Altria Group, Inc., 2.35%, 05/06/2025	1,549,000	1,487,930
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	4,899,000	4,864,740
2.79%, 09/06/2024	4,148,000	4,073,104
Imperial Brands Finance PLC (United Kingdom), 3.13%, 07/26/2024(c)	3,882,000	3,801,732
		14,227,506
Trading Companies & Distributors–0.93%
Air Lease Corp.,
2.30%, 02/01/2025	4,000,000	3,797,729
1.88%, 08/15/2026	6,160,000	5,503,504
Aircastle Ltd., 5.00%, 04/01/2023	15,000,000	15,156,028
		24,457,261
Trucking–1.47%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.45%, 07/01/2024(c)	5,542,000	5,501,006
4.00%, 07/15/2025(c)	4,719,000	4,725,636
Ryder System, Inc.,
2.50%, 09/01/2024	5,974,000	5,811,336
4.63%, 06/01/2025	5,716,000	5,810,191
3.35%, 09/01/2025	7,704,000	7,588,866
4.30%, 06/15/2027	2,212,000	2,209,848
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(c)	7,801,000	7,071,569
		38,718,452
Wireless Telecommunication Services–1.70%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025(b)	11,973,000	11,943,709
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(c)	9,211,500	9,274,400
T-Mobile USA, Inc.,
2.25%, 02/15/2026(b)	4,337,000	4,070,621
2.25%, 02/15/2026(c)	4,604,000	4,321,222
2.63%, 04/15/2026(b)	7,499,000	7,089,367
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(c)	3,001,000	2,280,760
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	$5,888,000	$5,961,786
		44,941,865
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,974,195,723)		1,913,767,088

Asset-Backed Securities–25.46%
American Credit Acceptance Receivables Trust,
Series 2019-2, Class D, 3.41%, 06/12/2025(c)	1,667,778	1,671,555
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	97,983	97,996
AmeriCredit Automobile Receivables Trust,
Series 2017-4, Class D, 3.08%, 12/18/2023	1,233,541	1,234,172
Series 2018-3, Class C, 3.74%, 10/18/2024	3,279,329	3,291,451
Series 2019-2, Class C, 2.74%, 04/18/2025	1,335,000	1,334,158
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,663,868
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,799,238
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(i)	1,110,455	1,086,319
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(i)	3,304,097	3,187,434
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(i)	2,055,327	1,976,934
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(i)	3,639,489	3,314,373
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(i)	12,749,952	11,742,705
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(g)	7,471,470	7,163,902
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(i)	353,876	352,985
Series 2019-2, Class A1, 3.63%, 03/25/2049(c)(i)	474,481	474,086
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 2.36% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(e)	11,812,000	11,499,762
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(c)	20,000,000	19,354,390
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 3.05%, 05/25/2034(i)	17,061	16,739
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(i)	6,185,840	5,593,259
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(i)	6,184,928	5,449,284
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(i)	5,987,237	5,600,232
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(i)	6,599,938	6,067,944
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.43%, 08/25/2033(i)	$21,305	$21,207
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	125,503	125,971
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	222,896	221,130
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.49%, 01/15/2051(j)	25,412,948	520,727
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(i)	2,238,158	2,172,379
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 1.73% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(e)	3,455,000	3,338,880
Series 2021-VOLT, Class A, 1.57% (1 mo. USD LIBOR + 0.70%), 09/15/2036(c)(e)	6,565,000	6,262,661
Series 2021-VOLT, Class B, 1.82% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(e)	11,325,000	10,753,718
Series 2021-VOLT, Class C, 1.97% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(e)	2,795,000	2,622,554
Series 2021-VOLT, Class D, 2.52% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(e)	6,464,000	6,096,010
Series 2021-XL2, Class B, 1.87% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(e)	2,328,988	2,228,938
BX Trust,
Series 2021-LGCY, Class A, 1.38% (1 mo. USD LIBOR + 0.51%), 10/15/2023(c)(e)	25,000,000	23,646,335
Series 2022-LBA6, Class A, 1.78% (1.00% + SOFR Term Rate), 01/15/2039(c)(e)	5,550,000	5,365,872
Series 2022-LBA6, Class B, 2.08% (1.30% + SOFR Term Rate), 01/15/2039(c)(e)	3,435,000	3,291,404
Series 2022-LBA6, Class C, 2.38% (1.60% + SOFR Term Rate), 01/15/2039(c)(e)	1,835,000	1,768,445
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 07/15/2024	1,170,000	1,174,934
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(c)	2,540,000	2,547,017
Series 2019-1, Class C, 3.57%, 09/14/2026(c)	555,000	557,102
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	1,445,000	1,436,423
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	695,000	689,781
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(j)	8,602,407	262,244
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 2.04% (3 mo. USD LIBOR + 0.98%), 04/20/2031(c)(e)	5,813,000	5,711,924
Principal Amount		Value

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(i)	$77,967	$77,331
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(i)	1,967,874	1,890,165
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.97%, 01/25/2036(i)	275,007	253,870
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 2.24% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(e)	2,390,000	2,359,826
Series 2016-1A, Class ARR, 2.18% (3 mo. USD LIBOR + 1.08%), 10/21/2031(c)(e)	2,424,000	2,367,625
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(j)	10,717,271	114,414
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	399,940	400,808
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(j)	22,588,740	854,444
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 2.44%, 08/25/2034(i)	74,918	71,229
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	533,290	528,486
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(i)	6,235,878	5,494,175
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(i)	596,716	590,472
Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(i)	9,134,756	8,384,256
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(i)	4,653,638	4,464,296
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(g)	4,630,115	4,455,052
Series 2022-5, Class A1, 4.55%, 04/25/2067(c)(i)	15,229,252	15,273,342
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.49%, 12/10/2045(j)	10,540,997	25,445
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	351,884	351,790
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	233,094	225,367
Series 2005-JA, Class A7, 5.50%, 11/25/2035	337,711	305,637
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(g)	1,323,999	1,308,825
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(c)(i)	$4,708,845	$4,561,426
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(c)(i)	15,005,915	14,100,678
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(i)	1,273,474	1,239,644
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(i)	5,485,645	5,259,331
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(i)	6,188,121	6,053,678
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(i)	2,955,000	2,817,447
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(i)	6,518,000	6,535,324
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(c)	1,530,000	1,529,869
Drive Auto Receivables Trust,
Series 2018-2, Class D, 4.14%, 08/15/2024	377,173	378,012
Series 2018-3, Class D, 4.30%, 09/16/2024	553,538	555,976
Series 2019-3, Class C, 2.90%, 08/15/2025	960,333	961,512
Series 2019-3, Class D, 3.18%, 10/15/2026	2,885,000	2,879,557
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 2.12% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(e)	1,705,121	1,666,338
DT Auto Owner Trust,
Series 2018-2A, Class D, 4.15%, 03/15/2024(c)	92,351	92,432
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	621,111	621,097
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(i)	500,649	491,588
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(i)	1,535,336	1,413,318
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(i)	4,221,298	3,958,191
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	2,736,663	2,751,806
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	3,225,000	3,201,547
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(i)	10,250,842	9,459,986
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(i)	2,199,292	2,046,329
Principal Amount		Value

FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.63%, 10/25/2045(c)(i)	$5,250,000	$5,253,585
Series 2013-K25, Class C, 3.60%, 11/25/2045(c)(i)	2,362,000	2,363,353
Series 2013-K26, Class C, 3.59%, 12/25/2045(c)(i)	1,642,030	1,641,564
Series 2013-K27, Class C, 3.49%, 01/25/2046(c)(i)	530,000	529,291
Series 2013-K28, Class C, 3.49%, 06/25/2046(c)(i)	530,000	529,327
Series 2013-K29, Class C, 3.47%, 05/25/2046(c)(i)	1,915,000	1,909,843
Series 2013-K30, Class C, 3.56%, 06/25/2045(c)(i)	917,000	912,636
Series 2015-K721, Class B, 3.68%, 11/25/2047(c)(i)	1,150,000	1,150,825
Series 2017-K724, Class B, 5.26%, 12/25/2049(c)(i)	1,395,000	1,390,620
GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(i)	2,512,910	2,458,642
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(g)	944,227	912,458
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 2.13% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(e)	6,000,000	5,877,366
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 1.97% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(e)	7,612,000	7,463,855
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 2.13% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(e)	7,000,000	6,865,145
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 2.25% (3 mo. USD LIBOR + 1.19%), 07/20/2029(c)(e)	8,667,681	8,576,124
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	38,926	38,947
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	311,058	312,404
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(i)	5,380,170	5,004,720
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.06%, 07/25/2035(i)	45,853	45,594
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	1,584,000	1,497,727
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	700,000	655,399
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(c)	1,895,430	1,832,542
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 2.49% (3 mo. USD LIBOR + 1.25%), 04/29/2034(c)(e)	3,000,000	2,934,939
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

IP Lending II Ltd., Series 2021-2A, Class SNR, 3.65%, 07/15/2025(c)(h)	$5,000,000	$4,648,232
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(h)	3,978,000	3,733,704
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,355,521
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	281,025	280,327
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.42%, 07/25/2035(i)	176,283	174,444
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.15%, 02/15/2048(j)	26,277,126	661,140
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 1.68% (1 mo. USD LIBOR + 0.80%), 05/15/2036(c)(e)	7,750,000	7,608,295
Series 2019-KNSQ, Class C, 1.93% (1 mo. USD LIBOR + 1.05%), 05/15/2036(c)(e)	4,250,000	4,127,299
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(c)(i)	18,092	5,086
Life Mortgage Trust,
Series 2021-BMR, Class A, 1.58% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(e)	7,254,320	6,957,240
Series 2021-BMR, Class B, 1.76% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(e)	3,519,033	3,358,170
Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/2024(c)	15,000,000	14,945,743
Med Trust,
Series 2021-MDLN, Class A, 1.83% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(e)	4,135,000	3,982,113
Series 2021-MDLN, Class B, 2.33% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(e)	6,685,000	6,436,868
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(i)	4,089,767	3,774,240
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(i)	4,002,387	3,693,601
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	430,213	423,805
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(i)	4,437,337	3,909,554
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(i)	5,422,994	5,062,912
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(i)	8,614,385	7,918,382
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.74%, 04/09/2024(c)	2,608,973	2,581,269
Series 2020-A, Class A3, 0.97%, 04/09/2027(c)	5,800,000	5,453,879
Principal Amount		Value

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	$2,235,000	$2,224,985
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 1.58% (1 mo. USD LIBOR + 0.70%), 11/15/2034(c)(e)	8,028,000	7,973,308
Series 2017-CLS, Class B, 1.73% (1 mo. USD LIBOR + 0.85%), 11/15/2034(c)(e)	3,944,000	3,911,152
Series 2017-CLS, Class C, 1.88% (1 mo. USD LIBOR + 1.00%), 11/15/2034(c)(e)	2,676,000	2,652,274
Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(j)	8,599,988	283,234
Motel Trust,
Series 2021-MTL6, Class A, 1.77% (1 mo. USD LIBOR + 0.90%), 09/15/2038(c)(e)	776,835	758,431
Series 2021-MTL6, Class B, 2.07% (1 mo. USD LIBOR + 1.20%), 09/15/2038(c)(e)	546,000	530,747
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	1,894,459	1,829,253
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	1,520,055	1,485,279
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.06% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(e)	7,455,000	7,390,544
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(i)	791,755	766,715
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(i)	1,314,868	1,263,166
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(i)	4,222,921	4,097,857
OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(i)	258,441	249,394
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(i)	5,340,140	5,069,782
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(c)(i)	6,334,561	5,975,439
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(g)	4,167,009	4,006,487
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(g)	3,610,000	3,252,212
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(i)	4,774,238	4,445,403
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 2.00% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(e)	5,145,000	5,075,285
Series 2020-8RA, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(e)	9,602,000	9,445,363
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(e)	8,832,000	8,726,210
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.32% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(e)	$7,550,413	$7,419,466
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(i)	6,333,052	5,851,486
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 2.13% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(e)	3,874,000	3,706,821
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	1,459,373	1,460,208
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	5,005,000	4,749,504
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	3,725,000	3,307,111
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,465	2,946
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(i)	353,376	349,354
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(i)	1,150,152	1,132,077
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	3,476,242	3,426,854
Santander Drive Auto Receivables Trust,
Series 2018-2, Class D, 3.88%, 02/15/2024	372,587	372,750
Series 2019-2, Class D, 3.22%, 07/15/2025	2,675,000	2,676,775
Series 2019-3, Class D, 2.68%, 10/15/2025	2,230,000	2,228,431
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	1,204,109	1,204,026
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	2,845,000	2,845,183
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	539,416	487,421
Series 2013-6, Class A2, 3.00%, 05/25/2043(i)	738,041	698,810
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	463,629	438,356
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(c)	2,143,068	2,082,256
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	4,579,267	3,855,650
STAR Trust, Series 2021-SFR1, Class A, 1.49% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(e)	18,579,790	18,062,296
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(i)	221,625	221,282
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(i)	1,801,737	1,758,998
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(i)	5,638,890	5,324,963
Principal Amount		Value

Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(i)	$553,594	$48,990
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	7,580,667	6,869,828
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.34% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(e)	7,162,000	7,052,772
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(i)	928,499	926,324
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(j)	14,670,162	506,178
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(k)	596,894	4,856
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(g)	1,621,913	1,599,908
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(i)	541,628	535,559
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(i)	3,181,248	3,051,791
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(i)	1,939,525	1,821,416
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(i)	6,271,210	5,777,395
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(i)	2,782,982	2,727,732
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(g)	4,147,975	3,968,469
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	1,833,065	1,789,000
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(i)	103,576	101,211
Series 2005-AR14, Class 1A4, 2.86%, 12/25/2035(i)	39,841	39,153
Series 2005-AR16, Class 1A1, 2.70%, 12/25/2035(i)	187,131	185,311
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	19,143	19,128
Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(j)	11,951,214	473,391
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(c)	6,422,500	6,206,231
Westlake Automobile Receivables Trust,
Series 2019-2A, Class C, 2.84%, 07/15/2024(c)	243,138	243,154
Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	1,677,314	1,677,475
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, IO, 1.47%, 12/15/2045(c)(j)	2,949,483	10,728
Series 2013-C16, Class B, 4.99%, 09/15/2046(i)	4,500,000	4,484,470
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

World Financial Network Credit Card Master Trust,
Series 2019-B, Class A, 2.49%, 04/15/2026	$3,665,000	$3,665,641
Series 2019-C, Class A, 2.21%, 07/15/2026	3,130,000	3,132,227
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	9,920,037	8,731,634
Total Asset-Backed Securities (Cost $705,834,603)		672,134,629
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.81%
Collateralized Mortgage Obligations–0.47%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(k)	513,481	92,521
6.50%, 02/25/2032 to 07/25/2032(k)	279,191	47,296
6.00%, 12/25/2032 to 09/25/2035(k)	679,889	108,014
5.50%, 11/25/2033 to 06/25/2035(k)	535,945	89,937
PO, 0.00%, 09/25/2032(l)	22,470	20,123
Fannie Mae REMICs,
7.50%, 09/25/2022	12,060	12,112
6.50%, 06/25/2023 to 11/25/2029	66,770	70,809
2.01% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	39,807	40,658
1.44% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	18,690	18,736
1.41% (1 mo. USD LIBOR + 0.40%), 11/25/2033 to 03/25/2042(e)	89,584	89,431
5.50%, 04/25/2035 to 07/25/2046(k)	3,148,867	2,501,357
20.88% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	67,309	94,316
20.51% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	282,657	372,577
5.00%, 04/25/2040	127,419	130,510
4.00%, 03/25/2041 to 08/25/2047(k)	1,048,094	212,956
1.46% (1 mo. USD LIBOR + 0.45%), 02/25/2047(e)	56,642	56,451
IO, 5.69% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 02/25/2035(e)(k)	718,528	90,033
3.00%, 11/25/2027(k)	920,469	46,809
6.96% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(k)	147,989	20,948
6.89% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	30,121	4,502
6.94% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(k)	180,374	22,148
7.06% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(e)(k)	60,996	9,626
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.09% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(k)	$84,397	$13,342
5.99% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	57,712	7,153
6.79% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(k)	28,995	4,473
6.99% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(e)(k)	190,035	31,070
7.16% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	132,386	18,424
7.24% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	160,655	28,838
7.00%, 04/25/2033(k)	792,120	152,209
5.04% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	361,279	35,831
5.74% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(k)	266,172	19,102
5.59% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	153,425	15,519
3.50%, 08/25/2035(k)	3,380,341	437,588
5.53% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(k)	116,221	14,491
5.54% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	377,548	42,428
5.14% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	631,609	95,820
4.50%, 02/25/2043(k)	235,297	36,955
4.89% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(k)	5,373,700	565,648
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	51,391,240	273,103
Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	37,376,339	404,251
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	27,420,363	546,145
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	26,948,799	859,481
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	22,296,546	1,217,967
Freddie Mac REMICs,
1.59% (COF 11 + 1.45%), 12/15/2023(e)	172,348	173,660
6.50%, 04/15/2028 to 06/15/2032	693,491	751,280
6.00%, 01/15/2029 to 04/15/2029	320,580	340,756
7.50%, 09/15/2029	47,395	51,957
8.00%, 03/15/2030	30,418	33,547
1.82% (1 mo. USD LIBOR + 0.95%), 08/15/2031 to 01/15/2032(e)	58,057	59,176
1.87% (1 mo. USD LIBOR + 1.00%), 12/15/2031 to 03/15/2032(e)	118,303	120,226
1.37% (1 mo. USD LIBOR + 0.50%), 01/15/2033(e)	2,522	2,531
5.00%, 08/15/2035	1,136,598	1,210,361
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.00%, 06/15/2038 to 03/15/2045(k)	$465,239	$102,557
IO, 5.13% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(e)(k)	157,644	8,361
3.00%, 06/15/2027 to 12/15/2027(k)	3,104,502	161,285
2.50%, 05/15/2028(k)	649,273	31,409
7.81% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(k)	22,043	889
7.18% (8.05% - (1.00 x 1 mo. USD LIBOR)), 02/15/2029(e)(k)	145,464	13,885
6.88% (7.75% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(k)	130,257	11,287
7.23% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(e)(k)	85,323	8,590
5.83% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	398,290	35,814
5.88% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	85,358	7,753
5.85% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	278,117	27,287
5.28% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(k)	376,021	29,898
6.13% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	53,862	8,110
5.20% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	766,688	92,861
5.38% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	146,406	16,780
5.23% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	781,069	112,677
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(k)	1,317,423	75,556
3.27%, 12/15/2027(j)	329,237	16,846
6.50%, 02/01/2028(k)	13,151	1,543
7.00%, 09/01/2029(k)	117,142	17,730
7.50%, 12/15/2029(k)	47,863	7,819
6.00%, 12/15/2032(k)	45,328	6,275
		12,510,414
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.00%, 03/01/2023 to 07/01/2024	87,879	92,129
8.50%, 05/01/2024 to 08/17/2026	27,188	27,390
7.00%, 10/25/2024 to 03/01/2035	669,586	715,164
9.00%, 01/01/2025 to 05/01/2025	1,845	1,925
6.50%, 07/01/2028 to 04/01/2034	62,988	67,035
7.50%, 01/01/2032 to 02/01/2032	370,076	403,419
5.00%, 07/01/2033 to 06/01/2034	200,285	212,421
5.50%, 09/01/2039	432,452	465,595
ARM, 1.90% (6 mo. USD LIBOR + 1.65%), 07/01/2036(e)	14,405	14,921
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.61% (1 yr. USD LIBOR + 2.14%), 02/01/2037(e)	$4,565	$4,693
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(e)	6,815	6,997
		2,011,689
Federal National Mortgage Association (FNMA)–0.21%
5.00%, 06/01/2022	12	12
8.00%, 12/01/2022 to 07/01/2032	62,617	63,506
6.50%, 11/01/2023 to 10/01/2035	1,138,680	1,211,566
7.00%, 11/01/2025 to 08/01/2036	1,355,535	1,437,762
7.50%, 02/01/2027 to 08/01/2033	899,363	974,502
9.00%, 01/01/2030	26,556	26,861
8.50%, 05/01/2030 to 07/01/2030	64,046	67,452
6.00%, 06/01/2030 to 03/01/2037	1,397,764	1,529,239
5.50%, 02/01/2035 to 05/01/2036	189,327	203,983
ARM, 2.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	16,444	16,434
2.67% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(e)	25,632	26,667
2.34% (1 yr. USD LIBOR + 1.70%), 03/01/2038(e)	5,796	5,960
		5,563,944
Government National Mortgage Association (GNMA)–0.05%
8.00%, 07/15/2022 to 08/15/2028	7,797	7,822
7.50%, 12/15/2022 to 11/15/2026	14,921	15,469
6.50%, 07/15/2023 to 02/15/2034	423,637	448,327
7.00%, 10/15/2026 to 01/20/2030	67,319	69,405
8.50%, 07/20/2027	20,508	21,183
IO, 5.68% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	739,305	91,445
5.78% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	1,144,292	118,973
4.50%, 09/16/2047(k)	1,935,175	323,321
5.33% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	1,902,774	248,027
		1,343,972
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $23,521,046)		21,430,019
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
U.S. Treasury Securities–0.77%
U.S. Treasury Bills–0.36%
0.94% - 1.06%, 09/15/2022(m)(n)	$1,450,000	$1,445,046
1.45% - 1.46%, 11/17/2022(m)(n)	8,092,000	8,035,779
		9,480,825
U.S. Treasury Notes–0.41%
2.50%, 05/31/2024	1,997,500	1,995,549
2.75%, 05/15/2025	1,484,200	1,485,592
2.63%, 05/31/2027	7,295,400	7,230,425
		10,711,566
Total U.S. Treasury Securities (Cost $20,192,133)		20,192,391

Agency Credit Risk Transfer Notes–0.70%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 7.01% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	1,171,503	1,220,705
Series 2018-R07, Class 1M2, 3.41% (1 mo. USD LIBOR + 2.40%), 04/25/2031(c)(e)	428,630	428,910
Series 2019-R02, Class 1M2, 3.31% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(e)	152,072	151,528
Series 2019-R03, Class 1M2, 3.16% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(e)	152,540	151,998
Series 2022-R03, Class 1M1, 2.68% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(e)	7,260,985	7,247,269
Series 2022-R04, Class 1M1, 2.58% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(e)	3,790,207	3,761,544
Freddie Mac,
Series 2013-DN2, Class M2, STACR®, 5.26% (1 mo. USD LIBOR + 4.25%), 11/25/2023(e)	1,322,831	1,327,312
Series 2014-DN1, Class M3, STACR®, 5.51% (1 mo. USD LIBOR + 4.50%), 02/25/2024(e)	781,661	785,958
Series 2014-DN3, Class M3, STACR®, 5.01% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	534,822	538,481
Series 2014-DN4, Class M3, STACR®, 5.56% (1 mo. USD LIBOR + 4.55%), 10/25/2024(e)	74,788	75,678
Series 2018-HQA1, Class M2, STACR®, 3.31% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	1,158,324	1,149,364
Series 2018-HRP1, Class M2, STACR®, 2.66% (1 mo. USD LIBOR + 1.65%), 04/25/2043(c)(e)	779,681	778,988
Series 2018-HQA2, Class M1, STACR®, 1.76% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(e)	53,086	52,974
Series 2019-HRP1, Class M2, STACR®, 2.41% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(e)	660,516	649,905
Total Agency Credit Risk Transfer Notes (Cost $18,489,782)		18,320,614
Shares		Value
Preferred Stocks–0.33%
Diversified Banks–0.26%
JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	6,974,000	$6,850,258
Regional Banks–0.07%
PNC Financial Services Group, Inc. (The), 5.35% (3 mo. USD LIBOR + 4.07%), Series P, Pfd.	75,000	1,877,250
Total Preferred Stocks (Cost $9,049,891)		8,727,508
Money Market Funds–0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(o)(p)	2,426,387	2,426,388
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(o)(p)	1,732,045	1,731,871
Invesco Treasury Portfolio, Institutional Class, 0.54%(o)(p)	2,773,014	2,773,014
Total Money Market Funds (Cost $6,931,273)		6,931,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.83% (Cost $2,758,214,451)		2,661,503,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.86%
Invesco Private Government Fund, 0.74%(o)(p)(q)	22,605,070	22,605,070
Invesco Private Prime Fund, 0.87%(o)(p)(q)	52,739,888	52,745,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,346,200)		75,350,233
TOTAL INVESTMENTS IN SECURITIES–103.69% (Cost $2,833,560,651)		2,736,853,755
OTHER ASSETS LESS LIABILITIES—(3.69)%		(97,288,071)
NET ASSETS–100.00%		$2,639,565,684
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
COF	– Cost of Funds
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $1,203,273,788, which represented 45.59% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,295,561	$70,947,973	$(74,817,146)	$-	$-	$2,426,388	$2,717
Invesco Liquid Assets Portfolio, Institutional Class	4,723,759	50,677,124	(53,669,401)	(159)	548	1,731,871	3,608
Invesco Treasury Portfolio, Institutional Class	7,194,927	81,083,398	(85,505,311)	-	-	2,773,014	4,220
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,080,644	74,522,947	(85,998,521)	-	-	22,605,070	27,587*
Invesco Private Prime Fund	82,102,844	159,583,687	(188,934,497)	7,601	(14,472)	52,745,163	68,520*
Total	$134,397,735	$436,815,129	$(488,924,876)	$7,442	$(13,924)	$82,281,506	$106,652

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	6,504	September-2022	$1,373,004,559	$(711,381)	$(711,381)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	3,536	September-2022	(399,402,250)	1,379,291	1,379,291
U.S. Treasury 10 Year Notes	954	September-2022	(113,958,281)	670,781	670,781
U.S. Treasury 10 Year Ultra Notes	440	September-2022	(56,533,125)	405,127	405,127
U.S. Treasury Long Bonds	259	September-2022	(36,114,312)	356,125	356,125
U.S. Treasury Ultra Bonds	60	September-2022	(9,345,000)	180,149	180,149
Subtotal—Short Futures Contracts				2,991,473	2,991,473
Total Futures Contracts				$2,280,092	$2,280,092
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,890,767,088	$23,000,000	$1,913,767,088
Asset-Backed Securities	—	663,752,693	8,381,936	672,134,629
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,430,019	—	21,430,019
U.S. Treasury Securities	—	20,192,391	—	20,192,391
Agency Credit Risk Transfer Notes	—	18,320,614	—	18,320,614
Preferred Stocks	1,877,250	6,850,258	—	8,727,508
Money Market Funds	6,931,273	75,350,233	—	82,281,506
Total Investments in Securities	8,808,523	2,696,663,296	31,381,936	2,736,853,755
Other Investments - Assets*
Futures Contracts	2,991,473	—	—	2,991,473
Other Investments - Liabilities*
Futures Contracts	(711,381)	—	—	(711,381)
Total Other Investments	2,280,092	—	—	2,280,092
Total Investments	$11,088,615	$2,696,663,296	$31,381,936	$2,739,133,847

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:
	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/22
U.S. Dollar Denominated Bonds & Notes	$—	$23,000,000	$—	$—	$—	$—	$—	$—	$23,000,000
Asset-Backed Securities	8,828,381	—	—	—	—	(446,445)	—	—	8,381,936
Total	$8,828,381	$23,000,000	$—	$—	$—	$(446,445)	$—	$—	$31,381,936
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Short Term Bond Fund